united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LELAND INTERNATIONAL ADVANTAGE FUND
	PORTFOLIO OF INVESTMENTS (Unaudited)
		December 31, 2015
	Shares	.	Value
		EXCHANGE TRADED FUNDS- 89.9%
		EQUITY FUNDS - 89.9%
	97	Direxion Daily Developed Markets Bull 3X Shares *	$ 4,842
	2,743	iShares Core MSCI EAFE ETF	149,164

		TOTAL EXCHANGE TRADED FUNDS (Cost - $159,735)	154,006

		SHORT-TERM INVESTMENTS - 3.3%
		MONEY MARKET FUND - 3.3%
	5,596	Invesco Short Term Investments Trust - Liquid Assets Portfolio
		Institutional Class, to yield 0.29% ** (Cost - $5,596)	5,596

		TOTAL INVESTMENTS - 93.2% (Cost - $165,331) (a)	$ 159,602
		OTHER ASSETS IN EXCESS OF LIABILITIES - 6.8%	11,742
		NET ASSETS - 100.0%	$ 171,344

	* Non-income producting security
	** Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $165,331 and differs from fair value
	by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	(5,729)
		Net unrealized depreciation	$ (5,729)

As of December 31, 2015, the following Forward Foreign Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Foreign Currency Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased/Sold	Market Value	Gain/(Loss)
To Sell:
	Australian	1/15/2016	34,400	25,057	(251)
	British	1/15/2016	37,116	54,716	1,097
	Canadian	1/15/2016	116,514	84,200	96
	Euro	1/15/2016	3,860	4,196	40
	Japanese	1/15/2016	8,398,976	69,888	(621)
	New Zealand	1/15/2016	83,436	57,013	(1,128)
	Norwegian	1/15/2016	197,692	22,416	285
	Singapore	1/15/2016	162,580	114,631	564
	Swiss	1/15/2016	50,743	50,683	667
		Total unrealized gain on forward foreign currency contracts			$ 749
To Buy:
	Australian	1/15/2016	94,787	69,043	288
	British	1/15/2016	40,854	60,227	(538)
	Canadian	1/15/2016	41,873	30,260	(634)
	Euro	1/15/2016	14,115	15,343	(112)
	Japanese	1/15/2016	5,568,534	46,336	669
	New Zealand	1/15/2016	28,878	19,733	151
	Norwegian	1/15/2016	158,162	17,934	7
	Singapore	1/15/2016	230,573	162,570	(1,281)
	Swiss	1/15/2016	285,175	33,794	53
		Total unrealized loss on forward foreign currency contracts			$ (1,397)

LELAND TACTICAL CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015
	Shares		Value
SHORT-TERM INVESTMENTS - 87.2%
MONEY MARKET FUND - 87.2%
	9,093,829	Invesco Short Term Investments Trust - Liquid Assets Portfolio
		Institutional Class, to yield 0.29% * (Cost - $9,093,829)	$ 9,093,829

		TOTAL INVESTMENTS - 87.2% (Cost - $9,093,829) (a)	$ 9,093,829
		OTHER ASSETS IN EXCESS OF LIABILITIES - 12.8%	1,330,729
		NET ASSETS - 100.0%	$ 10,424,558

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,093,829 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	-
		Net unrealized appreciation	$ -

As of December 31, 2015, the following Forward Foreign Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Foreign Currency Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased	Market Value	Gain/(Loss)
To Sell:
	Australian	1/15/2016	6,364,967	4,636,229	$ (46,407)
	British	1/15/2016	6,536,217	9,635,573	195,790
	Canadian	1/15/2016	21,011,939	15,184,552	10,746
	Euro	1/15/2016	610,712	663,854	6,307
	Japanese	1/15/2016	1,548,892,122	12,888,424	(114,630)
	New Zealand	1/15/2016	15,063,803	10,293,300	(204,116)
	Norwegian	1/15/2016	31,541,368	3,576,476	44,105
	Singapore	1/15/2016	29,575,336	20,852,712	104,282
	Swiss	1/15/2016	9,225,545	9,214,678	120,396
		Total unrealized gain on forward foreign currency contracts			$ 116,473
To Buy:
	Australian	1/15/2016	17,446,528	12,708,016	$ 53,538
	British	1/15/2016	7,209,927	10,628,745	(95,012)
	Canadian	1/15/2016	7,747,722	5,598,993	(117,323)
	Euro	1/15/2016	2,492,589	2,709,483	(19,713)
	Japanese	1/15/2016	1,001,137,233	8,330,523	120,314
	New Zealand	1/15/2016	5,050,724	3,451,228	26,479
	Norwegian	1/15/2016	28,280,131	3,206,684	1,302
	Singapore	1/15/2016	42,053,431	29,650,655	(233,186)
	Swedish	1/15/2016	52,339,093	6,202,316	7,542
		Total unrealized loss on forward foreign currency contracts			$ (256,059)

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares						Value
	COMMON STOCKS - 100.00%
	AEROSPACE/DEFENSE - 3.4%
363	Boeing Co.					$ 52,486
152	General Dynamics Corp.					20,879
164	Lockheed Martin Corp.					35,613
109	Northrop Grumman Corp.					20,580
177	Raytheon Co.					22,042
519	United Technologies Corp.					49,860
						201,460
	AGRICULTURE - 2.8%
1,053	Altria Group, Inc.					61,295
309	Archer-Daniels-Midland Co.					11,334
788	Philip Morris International, Inc.					69,273
503	Reynolds American, Inc.					23,213
						165,115
	AIRLINES - 0.4%
467	Delta Air Lines, Inc.					23,672

	APPAREL - 0.7%
620	NIKE, Inc.					38,750

	AUTO MANUFACTURERS - 0.9%
1,927	Ford Motor Co.					27,151
714	General Motors Co.					24,283
						51,434
	BANKS - 10.3%
5,433	Bank of America Corp.					91,437
582	Bank of New York Mellon Corp.					23,990
250	Capital One Financial Corp.					18,045
1,568	Citigroup, Inc.					81,144
225	Goldman Sachs Group, Inc.					40,552
1,908	JPMorgan Chase & Co.					125,985
826	Morgan Stanley					26,275
266	PNC Financial Services Group, Inc.					25,352
922	US Bancorp					39,342
2,426	Wells Fargo & Co.					131,877
						603,999
	BEVERAGES - 3.0%
2,224	Coca-Cola Co.					95,543
830	PepsiCo, Inc.					82,934
						178,477
	BIOTECHNOLOGY - 3.5%
342	Amgen, Inc.					55,517
100	Biogen, Inc. *					30,635
410	Celgene Corp. *					49,102
668	Gilead Sciences, Inc.					67,595
						202,849
	BUILDING MATERIALS - 0.2%
112	Vulcan Materials Co.					10,637

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares						Value

	CHEMICALS - 4.4%
190	Air Products & Chemicals, Inc.					$ 24,721
193	CF Industries Holdings, Inc.					7,876
1,103	Dow Chemical Co.					56,782
508	EI du Pont de Nemours & Co.					33,833
337	LyondellBasell Industries NV					29,285
263	Monsanto Co.					25,911
294	Mosaic Co.					8,111
245	PPG Industries, Inc.					24,211
261	Praxair, Inc.					26,726
76	Sherwin-Williams Co.					19,730
						257,186
	COMMERCIAL SERVICES - 0.8%
269	Automatic Data Processing, Inc.					22,790
599	PayPal Holdings, Inc. *					21,684
						44,474
	COMPUTERS - 2.4%
347	Accenture PLC - Cl. A					36,262
272	Cognizant Technology Solutions Corp. - Cl. A *					16,325
859	EMC Corp.					22,059
799	Hewlett-Packard Co.					9,460
399	International Business Machines Corp.					54,910
						139,016
	COSMETICS/PERSONAL CARE - 2.6%
510	Colgate-Palmolive Co.					33,976
1,520	Procter & Gamble Co.					120,703
						154,679
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
470	American Express Co.					32,688
65	BlackRock, Inc. - Cl. A					22,134
640	Charles Schwab Corp.					21,075
592	MasterCard, Inc.					57,637
1,080	Visa, Inc. - Cl. A					83,754
						217,288
	ELECTRIC - 3.3%
319	American Electric Power Co. Inc.					18,588
364	Dominion Resources, Inc./VA					24,621
449	Duke Energy Corp.					32,054
509	Exelon Corp.					14,135
300	NextEra Energy, Inc.					31,167
302	PG&E Corp.					16,063
438	PPL Corp.					14,949
328	Public Service Enterprise Group, Inc.					12,690
589	Southern Co./The					27,559
						191,826

	ELECTRONICS - 0.8%
463	Honeywell International, Inc.					47,953

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares						Value

	ENGINEERING & CONSTRUCTION - 0.0%
26	SBA Communications Corp. - Cl. A *					$ 2,732

	FOOD - 2.5%
337	General Mills, Inc.					19,431
726	Kraft Heinz Co.					52,824
553	Kroger Co.					23,132
858	Mondelez International, Inc. - Cl. A					38,473
338	Sysco Corp.					13,858
						147,718
	FOREST PRODUCTS&PAPER - 0.3%
408	International Paper Co.					15,382

	GAS - 0.2%
155	Sempra Energy					14,572

	HEALTHCARE-PRODUCTS - 2.0%
344	Danaher Corp.					31,951
728	Medtronic PLC					55,998
207	Thermo Fisher Scientific, Inc.					29,363
						117,312
	HEALTHCARE-SERVICES - 1.2%
174	Aetna, Inc.					18,813
458	UnitedHealth Group, Inc.					53,879
						72,692
	HOUSEHOLD PRODUCTS/WARES - 0.4%
192	Kimberly-Clark Corp.					24,442

	INSURANCE - 2.8%
666	American International Group, Inc.					41,272
596	Berkshire Hathaway, Inc. *					78,696
518	MetLife, Inc.					24,973
235	Prudential Financial, Inc.					19,131
						164,072
	INTERNET - 8.7%
120	Alphabet, Inc. - Cl A. *					93,361
159	Alphabet, Inc. - Cl. C*					120,662
183	Amazon.com, Inc. *					123,688
516	eBay, Inc. *					14,180
925	Facebook, Inc. - Cl. A *					96,810
168	Netflix, Inc. *					19,216
24	Priceline Group, Inc. *					30,599
393	Yahoo!, Inc. *					13,071
						511,587
	IRON/STEEL - 0.2%
253	Nucor Corp.					10,196

	MACHINERY-CONSTRUCTION & MINING - 0.4%
362	Caterpillar, Inc.					24,602

	MEDIA - 3.6%
950	Comcast Corp.					53,609
314	Liberty Global PLC *					12,802
137	Time Warner Cable, Inc.					25,426
399	Time Warner, Inc.					25,803
502	Twenty-First Century Fox, Inc.					13,634
755	Walt Disney Co.					79,335
						210,609
LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares						Value

	MINING - 0.3%
1,215	Alcoa, Inc.					$ 11,992
1,097	Freeport-McMoRan, Inc.					7,427
						19,419
	MISCELLANEOUS MANUFACTURING - 0.9%
363	3M Co.					54,682

	OIL & GAS - 5.8%
209	Anadarko Petroleum Corp.					10,153
156	Apache Corp.					6,937
771	Chevron Corp.					69,359
505	ConocoPhillips					23,578
163	Devon Energy Corp.					5,216
224	EOG Resources, Inc.					15,857
1,730	Exxon Mobil Corp.					134,853
104	Hess Corp.					5,042
220	Marathon Petroleum Corp.					11,405
315	Occidental Petroleum Corp.					21,297
195	Phillips 66					15,951
55	Pioneer Natural Resources Co.					6,896
205	Valero Energy Corp.					14,496
						341,040
	OIL&GAS SERVICES - 1.0%
180	Baker Hughes, Inc.					8,307
352	Halliburton Co.					11,982
150	National Oilwell Varco, Inc.					5,024
521	Schlumberger, Ltd.					36,340
						61,653
	PACKAGING & CONTAINERS - 0.2%
241	WestRock Co.					10,994

	PHARMACEUTICALS - 9.9%
768	Abbott Laboratories					34,491
810	AbbVie, Inc.					47,984
190	Allergan PLC *					59,375
856	Bristol-Myers Squibb Co.					58,884
184	Cardinal Health, Inc.					16,426
457	Eli Lilly & Co.					38,507
352	Express Scripts Holding Co. *					30,768
971	Johnson & Johnson					99,741
125	McKesson Corp.					24,654
1,362	Merck & Co., Inc.					71,941
3,143	Pfizer, Inc.					101,456
						584,227
	PIPELINES - 0.5%
881	Kinder Morgan, Inc.					13,145
266	Spectra Energy Corp.					6,368
312	Williams Cos, Inc.					8,018
						27,531
LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
Dcember 31, 2015

Shares						Value

	RETAIL - 7.8%
215	Costco Wholesale Corp.					$ 34,723
626	CVS Health Corp.					61,204
580	Home Depot, Inc.					76,705
450	Lowe's Cos, Inc.					34,218
461	McDonald's Corp.					54,463
674	Starbucks Corp.					40,460
308	Target Corp.					22,364
302	TJX Cos, Inc.					21,415
819	Wal-Mart Stores, Inc.					50,205
577	Walgreens Boots Alliance, Inc.					49,134
207	Yum! Brands, Inc.					15,121
						460,012
	SEMICONDUCTORS - 2.2%
2,119	Intel Corp.					73,000
698	QUALCOMM, Inc.					34,890
351	Texas Instruments, Inc.					19,238
						127,128
	SOFTWARE - 1.6%
191	Adobe Systems, Inc. *					17,943
1,504	Oracle Corp.					54,941
235	Salesforce.com, Inc *					18,424
						91,308
	TELECOMMUNICATIONS - 2.6%
1,378	AT&T, Inc.					47,417
101	CenturyLink, Inc.					2,541
2,244	Cisco Systems, Inc.					60,936
57	Level 3 Communications, Inc *					3,099
856	Verizon Communications, Inc.					39,564
						153,557
	TRANSPORTATION - 1.7%
134	FedEx Corp.					19,965
509	Union Pacific Corp.					39,804
407	United Parcel Service, Inc. - Cl. B					39,166
						98,935

	TOTAL COMMON STOCK (Cost - $5,620,588)					5,875,217

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
217	American Tower Corp.					21,038
135	Simon Property Group, Inc.					26,249
						47,287

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $45,664)					47,287

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares						Value

	SHORT TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
41,776	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.29% ** (Cost $41,776)					$ 41,776

	TOTAL INVESTMENTS - 101.5% (Cost - 5,708,028) (a)					$ 5,964,280
	LIABILITIES IN EXCESS OF OTHER ASSETS- (1.5) %					(88,894)
	NET ASSETS - 100.0%					$ 5,875,386

* Non-income producting security
* * Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
ETF- Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,708,028 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation		$ 353,458
				Unrealized depreciation		(97,206)
				Net unrealized appreciation		$ 256,252

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at December 31, 2015 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Societe Generale	SGGLTH21	0.50%	Index Return	1/4/2016	$ (6,044,924)	$ (76,655)
Societe Generale	SGGLTH31/Basket Swap ^	1-Month LIBOR + 0.45%	Basket Return	1/7/2016	(762,680)	(23,052)
				Net Unrealized Loss from Open Swap Contracts		$ (99,707)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
^ The following table represents the individual equity exposure comprising the Societe Generale Equity Basket Swap as on December 31, 2015.

Societe Generale Equity Basket Swap

Shares	Description				Market Value	Net Unrealized Gain (Loss)
2,564	Apple, Inc.				$ 269,887	$ (30,098)
5,936	General Electric Co.				184,906	5,817
840	Johnson & Johnson Action				86,285	303
3,563	Microsoft Corp.				197,675	926
				Net Unrealized Loss		(23,052)

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares						Value
	COMMON STOCKS - 97.2%
	AEROSPACE/DEFENSE - 0.7%
299	Boeing Co.					$ 43,232
427	United Technologies Corp.					41,022
						84,254
	AGRICULTURE - 0.5%
471	Altria Group, Inc.					27,417
352	Philip Morris International, Inc.					30,944
						58,361
	BANKS - 1.0%
1,410	Bank of America Corp.					23,730
402	Citigroup, Inc.					20,803
57	Goldman Sachs Group, Inc.					10,273
490	JPMorgan Chase & Co.					32,355
623	Wells Fargo & Co.					33,866
						121,027
	BEVERAGES - 0.6%
1,008	Coca-Cola Co.					43,304
372	Pepsi Co.					37,170
						80,474
	BIOTECHNOLOGY - 0.9%
158	Gilead Sciences, Inc.					15,988
528	Illumina, Inc. *					101,347
						117,335
	CHEMICALS - 1.0%
127	Air Products & Chemicals, Inc.					16,524
736	Dow Chemical Co.					37,889
225	LyondellBasell Industries NV					19,552
164	PPG Industries, Inc.					16,206
174	Praxair, Inc.					17,818
51	Sherwin-Williams Co.					13,240
						121,229
	COMMERCIAL SERVICES - 2.4%
8,450	PayPal Holdings, Inc.					305,890

	COMPUTERS - 10.3%
285	Accenture PLC - Cl. A					29,782
3,539	Apple, Inc.					372,515
3,835	Cognizant Technology Solutions Corp. - Cl. A *					230,177
1,188	EMC Corp.					30,508
108	HP Inc.					13,119
4,429	International Business Machines					609,519
						1,285,620
	COSMETICS/PERSONAL CARE - 0.6%
229	Colgate-Palmolive Co.					15,256
692	Procter & Gamble Co.					54,952
						70,208
LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares						Value

	DIVERSIFIED FINANANCIAL SERVICES - 0.9%
491	MasterCard, Inc. - Cl. A					$ 47,804
898	Visa, Inc. - Cl. A					69,640
						117,444
	ELECTRONICS - 0.4%
748	Corning, Inc.					13,673
380	Honeywell International, Inc.					39,357
						53,030
	ENGINEERING & CONSTRUCTION - 0.1%
77	SBA Communications Corp. - Cl. A *					8,090

	FOOD - 0.3%
326	Kraft Heinz Co.					23,720
384	Mondelez International, Inc. - Cl. A					17,219
						40,939
	FOREST PRODUCTS & PAPER - 0.1%
275	International Paper Co.					10,367

	HEALTHCARE-PRODUCTS - 11.5%
2,235	Baxter International, Inc.					85,265
855	Becton Dickinson and Co.					131,747
4,353	Boston Scientific Corp. *					80,269
294	CR Bard, Inc.					55,695
854	Edwards Lifesciences Corp. *					67,449
142	Intuitive Surgical, Inc. *					77,554
5,794	Medtronic PLC					445,674
1,019	St Jude Medical, Inc.					62,944
1,338	Stryker Corp.					124,354
1,650	Thermo Fisher Scientific, Inc.					234,051
698	Zimmer Biomet Holdings, Inc.					71,608
						1,436,610
	HEALTHCARE-SERVICES - 6.0%
715	DaVita HealthCare Partners, Inc. *					49,843
1,427	HCA Holdings, Inc. *					96,508
512	Humana, Inc.					91,397
379	Laboratory Corp. of America Holdings *					46,860
3,653	UnitedHealth Group, Inc.					429,739
364	Universal Health Services, Inc.					43,494
						757,841
	INSURANCE - 0.2%
171	American International Group, Inc.					10,597
142	Berkshire Hathaway, Inc. *					18,750
						29,347
	INTERNET - 34.2%
2,249	Alphabet, Inc. *					1,706,721
1,693	Alphabet, Inc. - Cl. A *					1,317,171
139	Amazon.com, Inc. *					93,949
7,268	eBay, Inc. *					199,725
1,604	Facebook, Inc. - Cl. A *					167,875
22	j2 Global, Inc.					1,811
674	LinkedIn Corp. - Cl. A *					151,704
2,388	Netflix, Inc. *					273,139
4,283	Symantec Corp.					89,943
4,216	Twitter, Inc. *					97,558
5,529	Yahoo!, Inc. *					183,895
						4,283,491
LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares						Value

	MEDIA - 0.8%
710	Comcast Corp.					$ 40,065
570	Walt Disney Co.					59,896
						99,961
	MEDIA - 0.0%
729	Freeport-McMoRan, Inc.					4,935

	MISCELLANEOUS MANUFACTURING - 1.6%
301	3M Co.					45,343
4,936	General Electric Co.					153,756
						199,099
	OIL & GAS - 1.5%
132	Anadarko Petroleum Corp.					6,413
488	Chevron Corp.					43,900
321	ConocoPhillips					14,987
142	EOG Resources, Inc.					10,052
1,109	Exxon Mobil Corp.					86,447
200	Occidental Petroleum Corp.					13,522
123	Phillips 66					10,061
						185,382
	OIL & GAS SERVICES - 0.2%
223	Halliburton Co.					7,591
331	Schlumberger, Ltd.					23,087
						30,678
	PACKAGING & CONTAINERS- 0.1%
161	WestRock Co.					7,345

	PHARMACEUTICALS - 0.7%
45	Allergan PLC *					14,063
336	Johnson & Johnson					34,514
320	Merck & Co., Inc.					16,902
742	Pfizer, Inc.					23,952
						89,431
	PIPELINES - 0.1%
555	Kinder Morgan, Inc.					8,281

	RETAIL - 0.9%
281	CVS Health Corp.					27,473
439	Home Depot, Inc.					58,058
258	Walgreens Boots Alliance, Inc.					21,970
						107,501
LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares						Value

	SEMICONDUCTORS - 1.7%
349	Broadcom Corp.					$ 20,179
125	Broadcom Limited.					18,144
2,915	Intel Corp.					100,422
960	QUALCOMM, Inc.					47,986
478	Texas Instruments, Inc.					26,199
						212,930
	SOFTWARE - 13.9%
2,698	Adobe Systems, Inc. *					253,450
1,211	Cerner Corp. *					72,866
928	Citrix Systems, Inc. *					70,203
1,729	Intuit, Inc.					166,849
7,610	Microsoft Corp.					422,203
11,173	Oracle Corp.					408,150
1,031	Red Hat, Inc. *					85,377
3,329	salesforce.com, inc *					260,994
						1,740,092
	TELECOMMUNICATIONS - 3.7%
4,139	AT&T, Inc.					142,423
300	CenturyLink, Inc.					7,548
3,108	Cisco Systems, Inc.					84,398
77	CommScope Holding Co., Inc. *					1,994
708	Frontier Communications Corp.					3,306
172	Level 3 Communications, Inc. *					9,350
505	Palo Alto Networks, Inc. *					88,951
455	Sprint Corp. *					1,647
181	T-Mobile US, Inc. *					7,081
2,563	Verizon Communications, Inc.					118,462
						465,160
	TRANSPORTATION - 0.5%
420	Union Pacific Corp.					32,844
335	United Parcel Service, Inc. - Cl. B					32,237
						65,081

	TOTAL COMMON STOCK (Cost - $11,853,960)					12,197,433

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares						Value

	SHORT TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
307,765	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.29% ** (Cost $307,765)					$ 307,765

	TOTAL INVESTMENTS - 99.7% (Cost - 12,161,725) (a)					$ 12,505,198
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%					37,375
	NET ASSETS - 100.0%					$ 12,542,573

* Non-income producting security
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,199,481 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation		$ 658,515
				Unrealized depreciation		(352,798)
				Net unrealized appreciation		$ 305,717

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at December 31, 2015 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Societe Generale	SGGLTH20TRS6	0.50%	Index Return	1/4/2016	$ (12,502,622)	$ (5,712)
Societe Generale	SGGLTH20TRS7	0.50%	Index Return	1/4/2016	(202,310)	(3,998)
Societe Generale	SGGLTH24/Basket Swap	1-Month LIBOR + 0.45%	Basket Return	1/7/2016	(746,062)	(51,197)
				Net Unrealized Loss from Open Swap Contracts		$ (60,907)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
^ The following table represents the individual equity exposure comprising the Societe Generale Equity Basket Swap as on December 31, 2015.

Societe Generale Equity Basket Swap

Shares	Description				Market Value	Net Unrealized Gain (Loss)
11,462	Facebook, Inc.				$ 1,199,613	$ (30,855)
1,200	International Business Machines Corp.				165,144	(4,392)
42,500	Microsoft Corp.				2,357,900	11,050
10,000	Oracle Corporation				365,300	(27,000)
				Net Unrealized Loss		(51,197)

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts - The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 in valuing the Funds' investments measured at fair value:

Leland International Advantage Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 154,006	$ -	$ -	$ 154,006
Short-Term Investment	5,596	-	-	5,596
Total	$ 159,602	$ -	$ -	$ 159,602
Derivatives:
Forward Currency Exchange Contracts	$ -	$ 3,917	$ -	$ 3,917
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives:
Forward Currency Exchange Contracts	$ -	$ (4,565)	$ -	$ (4,565)

Leland Currency Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Short-Term Investment	$ 9,093,829	$ -	$ -	$ 9,093,829
Total	$ 9,093,829	$ -	$ -	$ 9,093,829
Derivatives:
Forward Currency Exchange Contracts	$ -	$ 690,801	$ -	$ 690,801

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives:
Forward Currency Exchange Contracts	$ -	$ (830,387)	$ -	$ (830,387)

Leland Thomson Reuters Private Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 5,875,217	$ -	$ -	$ 5,875,217
Real Estate Investment Trusts	47,287	-	-	47,287
Short-Term Investment	41,776	-	-	41,776
Total	$ 5,964,280	$ -	$ -	$ 5,964,280

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts **	$ -	$ 99,707	$ -	$ 99,707

Leland Thomson Reuters Venture Capital Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 12,197,433	$ -	$ -	$ 12,197,433
Short-Term Investment	307,765	-	-	307,765
Total	$ 12,505,198	$ -	$ -	$ 12,505,198
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts **	$ -	$ 60,907	$ -	$ 60,907

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.
*** Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Forward Foreign Currency Contracts – As foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statement of Operations. As of December 31, 2015, the amount of unrealized loss on forward foreign currency contracts subject to currency price risk amounted to $648 and $139,586 for the Leland International Advantage Fund and Leland Tactical Currency Strategy Fund, respectively.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Underlying Investment in Other Investment Companies - The Leland International Advantage FundFund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares Core MSCI EAFE ETF and the Leland Currency Strategy Fund currency seeks to achieve its investment objective by investing a portion of its assets in Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class (the "Securities"). The Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov” or on the Securities’ websites. As of December 31, 2015, the percentage of the Leland International Advantage Fund’s net assets invested in the iShares Core MSCI EAFE ETF was 87.1%, and the percentage of the Leland Currency Strategy Fund's net assets invested in Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class was 87.2%.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of December 31, 2015, the Leland Thomson Reuters Private Equity Fund and Leland Thomson Reuters Venture Capital Fund had net unrealized losses from open swap contracts in the amount of $99,707 and $60,907, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 2/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 2/23/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/23/2016